Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Derivative financial instruments, current assets	$ 534	$ 429
Derivative financial instruments, non-current assets	5,561	3,572
Derivative financial assets	6,095	4,001
Derivative financial instruments, current liability	35,415	8,095
Derivative financial instruments, non-current liability	78,440	41,837
Derivative financial liabilities	113,855	49,932
Financial assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial assets	5,768	3,594
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial assets		18
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial assets	327	389
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial liabilities	$ 113,855	49,891
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial liabilities		$ 41